FINANCE INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
FINANCE INCOME AND EXPENSES
FINANCE INCOME AND EXPENSES
a)Interest earned and other finance income

Years ended December 31	2018	2017
	$	$
Interest earned	9,219	4,132
Accretion income on deferred consideration	2,542	1,998
Total interest earned and other finance income	11,761	6,130

b)Interest expense and other finance expenses

Years ended December 31	2018	2017
	$	$
Interest expense on convertible notes (note 14)	(7,619)	(7,619)
Accretion expense on convertible notes (note 14)	(14,371)	(13,147)
Accretion of close down and restoration provision (note 13)	(3,459)	(3,380)
Interest on moratorium	(6,212)	(7,616)
Other finance expenses	(1,969)	(3,108)
Total interest expense and other finance expenses	(33,630)	(34,870)